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<FILENAME>2013Q1CRXIII13FHolding.txt

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Charles River XIII GP, LLC
Address: One Broadway
         15th Floor
         Cambridge, MA  02142

13F File Number:  28 - 14978
                  ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Izhar Armony
Title:     Managing Member
Phone:     781-768-6000

Signature, Place, and Date of Signing:

     Izhar Armony      Cambridge, MA         May ___, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     2

Form13F Information Table Value Total:     $122,648 (thousands)

List of Other Included Managers:


No.	  Form 13F File Number           Name

1         28- 14979                      Charles River XIII GP, LP
          ------------


                                                              FORM 13F INFORMATION TABLE
                                                         VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE    SHARED    NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ------- ----------- ------- -------- --------
RPX CORPORATION              COMMON           74972G103  74,108  5,252,142 SH      DEFINED             5,252,142
MILLENNIAL MEDIA, INC.       COMMON           60040N105  48,540  7,644,146 SH      DEFINED             7,644,146